Plant and Equipment - Schedule of Depreciation Expenses (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Depreciation Expenses [Abstract]
Depreciation expenses, class under cost of sale	RM 1,715,714	$ 422,486	RM 416,378
Depreciation expenses, class separately from cost of sale	572,495	140,974	165,111
Total depreciation expenses	RM 2,288,209	$ 563,460	RM 581,489